Subsequent Events (Details)												1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		22 Months Ended
	Nov. 07, 2016 shares	Sep. 30, 2016 USD ($) shares	May 09, 2016 USD ($)	May 04, 2016 USD ($)	Apr. 05, 2016 USD ($)	Apr. 01, 2016 USD ($)	Mar. 26, 2016 USD ($) $ / shares	Mar. 25, 2016 USD ($)	Mar. 23, 2016 USD ($)	Mar. 11, 2016 USD ($)	Jan. 20, 2016 USD ($)	Nov. 16, 2016 USD ($) $ / shares shares	Nov. 16, 2016 USD ($) $ / shares shares	Mar. 26, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 shares	Jan. 15, 2016 shares	Nov. 25, 2015 USD ($)	Mar. 01, 2013 $ / shares
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																						$ 0.33
Proceeds from Convertible Debt															$ 109,125	$ 0	$ 0	$ 0
Debt Instrument, Unamortized Discount		$ 116,463													$ 116,463		0
Stock Issued During Period, Shares, New Issues (in Shares) | shares																			904,377
Stock Issued During Period, Value, New Issues																	$ 305,279	$ 377,081
Common Stock, Shares, Outstanding (in Shares) | shares		4,106,589													4,106,589		3,062,106	2,369,568	2,369,568
Convertible Notes Payable		$ 109,125													$ 109,125		$ 0
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares														130,329
Proceeds from Issuance or Sale of Equity														$ 190,201
Proceeds from the Issuance of Equity, Net														66,682
Payments of Stock Issuance Costs													$ 119,303	123,349
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares) | shares																				1,000,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares													1,231,607
Stock Issued During Period, Value, New Issues													$ 224,640
Subsequent Event [Member] | Professional Relations and Consulting Agreement [Member]
Subsequent Events (Details) [Line Items]
Consulting Agreement, Term										7 years
Consulting Agreement, Expiration Date										Sep. 11, 2016
Other Commitment										$ 441,250
Other Commitments, Description										In addition, Consultant will receive as of (i) March 11, 2016, 50,000 freely tradeable shares of the Company common stock, without any transfer restrictions whatsoever thereon; and (ii) 75,000 restricted shares of common stock on May 30, 2016 and on August 30, 2016. All shares issuable under the CA are deemed to have been fully earned by Consultant as of the date of the CA, March 11, 2016.The Consultant was also granted limited registration rights under certain circumstances. The CA is renewable for additional one year terms upon the written notice from one party to the other. The terms of any such renewed CA shall be agreed to in writing between the parties.
Subsequent Event [Member] | Consulting Agreement, Due in One Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										$ 40,000
Subsequent Event [Member] | Consulting Agreement, Due in Second Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										83,000
Subsequent Event [Member] | Consulting Agreement, Due in Third Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										78,000
Subsequent Event [Member] | Other Commitment, Due in Fourth Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										78,000
Subsequent Event [Member] | Consulting Agreement, Due in Fifth Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										78,000
Subsequent Event [Member] | Consulting Agreement, Due in Six Month [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										78,000
Subsequent Event [Member] | Equisolve, Inc. [Member]
Subsequent Events (Details) [Line Items]
Other Commitment										$ 12,500
Other Commitments, Description										Company entered into an Agreement dated March 11, 2016 with Equisolve, Inc. for the design and development of a new Company Website and for the monthly maintenance thereof. The term is for one year with automatic renewal for one year period unless cancelled 60-days in advance of the end of the then current year.
Payments to Acquire Intangible Assets										$ 6,250
Notes Payable to Banks [Member]
Subsequent Events (Details) [Line Items]
Notes Payable to Bank																					$ 44,523
Notes Payable to Banks [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount											$ 150,000
Debt Instrument, Description											The loan required that the Company payoff the loan made on November 25, 2015 from Orchard Street Financing.
Proceeds from Bank Debt											$ 105,479
Debt Instrument, Periodic Payment, Principal											$ 645.10
Debt Instrument, Term											12 years
Interest Expense, Debt											$ 31,000
Debt Instrument, Interest Rate, Stated Percentage											21.00%
Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount			$ 60,000	$ 40,000	$ 42,000	$ 55,000		$ 40,000	$ 250,000
Debt Instrument, Term			9 months	9 months	1 year	1 year		1 year	2 years
Debt Instrument, Interest Rate, Stated Percentage				10.00%	5.00%	10.00%		8.00%	12.00%
Proceeds from Convertible Debt				$ 33,750	$ 33,300			$ 35,000	$ 25,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount							$ 250,000							$ 250,000
Debt Instrument, Term							2 years
Debt Instrument, Interest Rate, Stated Percentage							12.00%							12.00%
Debt Instrument, Periodic Payment							$ 25,000
Proceeds from Convertible Debt							25,000
Convertible Debt							31,111							$ 31,111
Debt Instrument, Unamortized Discount							$ 2,777.00							$ 2,777.00
Debt Instrument, Convertible, Terms of Conversion Feature							The JMJ Note is convertible at any time into shares of common stock at a conversion price equal to 60% of the lowest trade price in the 25 trading days previous to the conversion date.
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares												16,523,441
Number of Convertible Notes												6	6
Common Stock, Shares, Outstanding (in Shares) | shares												21,786,638	21,786,638
Number of Notes Fully Repaid												4	4
Financial and Business Consulting Services [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		150,000
Various Buesiness Development Activities [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		150,000
Various Buesiness Development Activities [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares	630,000
Legal Fees [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible Notes Payable												$ 46,989.00	$ 46,989.00
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.010							$ 0.010
Minimum [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares												$ 0.0015	$ 0.0015
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.015							$ 0.015
Maximum [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares												$ 0.0047	$ 0.0047